Share-based Compensation	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based Compensation

9. Share-based Compensation

As of September 30, 2025 and March 31, 2025, the Company has outstanding share-based awards under the Beneficient Management Partners, L.P. (“BMP”) Equity Incentive Plan (the “BMP Equity Incentive Plan”), and the Beneficient 2023 Long Term Incentive Plan (the “2023 Incentive Plan”), as more fully described below.

Following stockholder approval on April 18, 2024, the Company effected the Reverse Stock Split. All outstanding restricted stock units and restricted equity units, as well as the Company’s equity incentive plans have been retroactively adjusted to reflect the 1-for-80 Reverse Stock Split.

BMP Equity Incentive Plan

The Board of Directors of Ben Management, Ben’s general partner prior to the Conversion, adopted the BMP Equity Incentive Plan in 2019. Under the BMP Equity Incentive Plan, certain directors and employees of Ben are eligible to receive equity units in BMP, an entity affiliated with the Board of Directors of Ben Management, in return for their services to Ben. The BMP equity units eligible to be awarded to employees is comprised of BMP’s Class A Units and/or BMP’s Class B Units (collectively, the “BMP Equity Units”). As of September 30, 2025, the Board has authorized the issuance of up to 119,000,000 units each of the BMP Equity Units. All awards are classified in equity upon issuance.

The BMP Equity Units include awards that fully vest upon grant and awards that are subject to service-based vesting of a four-year period from the date of hire. Expense associated with the vesting of these awards is based on the fair value of the BMP Equity Units on the date of grant. Compensation cost is recognized for the granted awards on a straight-line basis using the graded vesting method, and forfeitures are accounted for at the time that such forfeitures occur. Expense recognized for these awards is specially allocated to certain holders of redeemable noncontrolling interests.

The fair value of the BMP Equity Units was determined on the grant-date using a probability-weighted discounted cash flow analysis. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement within the fair value hierarchy. The resultant probability-weighted cash flows are then discounted using a rate that reflects the uncertainty surrounding the expected outcomes, which the Company believes is appropriate and representative of a market participant assumption, and for lack of marketability given the underlying units of the awards are not publicly traded.

There were no BMP Equity Units granted during the six months ended September 30, 2025 and 2024.

2018 Ben Equity Incentive Plan

The Ben Equity Incentive Plan was adopted in September 2018 (the “2018 Ben Equity Incentive Plan”). Under the 2018 Ben Equity Incentive Plan, Ben was permitted to grant equity awards in the form of restricted equity units (“REUs”) up to a maximum of 160,141, representing ownership interests in BCG Common Units. Effective as of the Conversion, the Company assumed obligations under the outstanding REUs under the 2018 Ben Equity Incentive Plan and agreed to issue shares of Class A common stock upon settlement of such outstanding REUs. Settled awards under the 2018 Ben Equity Incentive Plan dilute BCG’s Common Unitholders. The total number of BCG Common Units that were issuable under the 2018 Ben Equity Incentive Plan was equivalent to 15% of the number of fully diluted BCG Common Units outstanding, subject to annual adjustment. All awards were classified in equity upon issuance. Following the Business Combination, no additional awards may be issued under the 2018 Equity Incentive Plan and all outstanding awards are settleable at a ratio of 1.25 shares of the Class A common stock for each restricted equity unit.

During the third calendar quarter of 2020, 6,438 units were granted to a director subject to a performance condition. The originally granted units were increased at a rate of one-to-1.25 units, or by 1,610 units, upon public listing and effectiveness of the 2023 Incentive Plan. The performance condition was met upon public listing in June 2023 and expense for vested units was recognized in June of 2023 in the amount of $5.2 million. The recognition of the remaining compensation cost was recognized over the remaining vesting period. Total recognized compensation cost related to these awards for the three and six months ended September 30, 2024 was approximately nil and $0.3 million, respectively. All compensation cost related to this award was recognized by September 30, 2024.

2023 Incentive Plan

On June 6, 2023, the Company’s Board adopted the 2023 Incentive Plan, which was approved by the Company’s stockholders. Under the 2023 Incentive Plan, Ben is permitted to grant equity awards in the form of restricted stock units (“RSUs”), stock options, and other types of awards. Subject to certain adjustments, the aggregate number of shares of Class A common stock expected to be issuable under the 2023 Incentive Plan in respect of awards will be equal to 15% of the aggregate number of fully diluted shares issued and outstanding, subject to quarterly adjustment. Settled awards under the 2023 Incentive Plan dilute common stockholders. All awards are classified in equity upon issuance.

Awards are generally subject to service-based vesting over a multi-year period from the recipient’s grant date, though some awards may fully vest upon grant date, or be subject to performance conditions. While providing services to Ben, if applicable, certain of these awards are subject to minimum retained ownership rules requiring the award recipient to continuously hold RSUs equal to at least 15% of their cumulatively granted awards.

During fiscal 2025, the Company granted two directors (i) 100,000 stock options each with an exercise price of $1.23 and $0.82 per share of Class A common stock, which vest ratably over two years, and (ii) 138,212 and 207,317 RSUs, which vest ratably over one year. The stock options have a grant date fair value of $0.97 and $0.78, calculated using a Black Scholes option pricing model.

No grants of RSUs occurred during the six months ended September 30, 2025 under the 2023 Incentive Plan other than to certain employees as part of their commission compensation described below.

During the three months ended September 30, 2024, 817,619 RSUs were awarded to certain employees of the Company, which fully vested on the date of grant. The Company expensed the full grant date fair value of the RSUs of approximately $2.4 million during the three months ended September 30, 2024.

Preferred Equity

On April 1, 2022, a certain former director was assigned BCH Preferred A-1 with a grant date of December 31, 2021 and having an account balance of $5.7 million (the “Initial Grant”). Further, effective as of April 3, 2022, the former director was assigned additional BCH Preferred A-1 (the “Additional Grant” and together with the Initial Grant, the “BHI Grants”) with a grant date of December 31, 2021 and having an account balance of $3.8 million. The Initial Grant was subject to a service condition, which requires compensation cost to be recognized over the explicit, substantive service vesting period that extends after the grant date. The Additional Grant was fully vested upon issuance.

In order to provide that certain former director with cash to cover any tax liability arising from the BHI Grants, BCH and the former director entered into a Unit Account Redemption Agreement, effective as of April 3, 2022, whereby BCH was required to purchase and redeem from that certain former director all of the BCH Preferred A-1 granted to the former director pursuant to the BHI Tax Grant for a purchase price of $3.8 million, in cash. Such redemption occurred in full on June 10, 2022.

Commissions

Certain of our employees’ commission compensation is paid in the form of common stock. Such shares granted to employees are subject to service-based vesting conditions over a multi-year period from the recipient’s grant date. Awards granted through June 8, 2023 were also subject to a performance condition, which was met on June 8, 2023 when Ben became publicly listed.

The following table presents the components of share-based compensation expense, included in employee compensation and benefits, recognized in the consolidated statements of comprehensive income (loss) for the three and six months ended September 30, 2025 and 2024:

	Three Months Ended September 30,		Six Months Ended September 30,
(dollars in thousands)	2025	2024	2025	2024
BMP equity units	$37	$144	$103	$257
Restricted stock units	403	3,179	776	4,011
Other	22	41	44	90
Total share-based compensation	$462	$3,364	$923	$4,358

Unrecognized share-based compensation expense totaled $1.5 million as of September 30, 2025, which we expect to recognize based on scheduled vesting of awards outstanding at September 30, 2025. The following table presents the share-based compensation expense expected to be recognized over the next five fiscal years ending March 31 for awards outstanding as of September 30, 2025:

(dollars in thousands)	BMP	RSU	Total
Six months ending 2026	$48	$611	$659
2027	—	599	599
2028	—	252	252
2029	—	—	—
2030	—	—	—
Total	$48	$1,462	$1,510

12. Share-based Compensation

As of March 31, 2025 and 2024, the Company has outstanding share-based awards under the Beneficient Management Partners, L.P. (“BMP”) Equity Incentive Plan (the “BMP Equity Incentive Plan”), the Beneficient 2023 Long Term Incentive Plan (the “2023 Incentive Plan”), and BCH Preferred A-1, as more fully described below.

Following stockholder approval on April 18, 2024, the Company effected a reverse stock split of our Class A and Class B common stock at a ratio of 1-for-80 and a simultaneous proportionate reduction in the authorized shares of each class of Common Stock as required by Nevada Revised Statutes Section 78.207. All outstanding restricted stock units and restricted equity units, as well as the Company’s equity incentive plans have been retroactively adjusted to reflect the 1-for-80 Reverse Stock Split.

BMP Equity Incentive Plan

The Board of Directors of Ben Management, Ben’s general partner prior to the Conversion, adopted the BMP Equity Incentive Plan in 2019. Under the BMP Equity Incentive Plan, certain directors and employees of Ben are eligible to receive equity units in BMP, an entity affiliated with the Board of Directors of Ben Management, in return for their services to Ben. The BMP equity units eligible to be awarded to employees is comprised of BMP’s Class A Units and/or BMP’s Class B Units (collectively, the “BMP Equity Units”). As of March 31, 2025, the Board has authorized the issuance of up to 119,000,000 units each of the BMP Equity Units. All awards are classified in equity upon issuance.

The BMP Equity Units include awards that fully vest upon grant and awards that are subject to service-based vesting of a four-year period from the date of hire. Expense associated with the vesting of these awards is based on the fair value of the BMP Equity Units on the date of grant. Compensation cost is recognized for the granted awards on a straight-line basis using the graded vesting method, and forfeitures are accounted for at the time that such forfeitures occur. Expense recognized for these awards is specially allocated to certain holders of redeemable noncontrolling interests.

The fair value of the BMP Equity Units was determined on the grant-date using a probability-weighted discounted cash flow analysis. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement within the fair value hierarchy. The resultant probability-weighted cash flows are then discounted using a rate that reflects the uncertainty surrounding the expected outcomes, which the Company believes is appropriate and representative of a market participant assumption, and for lack of marketability given the underlying units of the awards are not publicly traded.

There were no BMP Equity Units granted during the years ended March 31, 2025 and 2024.

2018 Ben Equity Incentive Plan

The Ben Equity Incentive Plan was adopted in September 2018 (the “2018 Ben Equity Incentive Plan”). Under the 2018 Ben Equity Incentive Plan, Ben was permitted to grant equity awards in the form of restricted equity units (“REUs”) up to a maximum of 160,141, representing ownership interests in BCG Common Units. Effective as of the Conversion, the Company assumed obligations under the outstanding REUs under the 2018 Ben Equity Incentive Plan and agreed to issue shares of Class A common stock upon settlement of such outstanding REUs. Settled awards under the 2018 Ben Equity Incentive Plan dilute BCG’s Common Unitholders. The total number of BCG Common Units that were issuable under the 2018 Ben Equity Incentive Plan was equivalent to 15% of the number of fully diluted BCG Common Units outstanding, subject to annual adjustment. All awards were classified in equity upon issuance. Following the Business Combination, no additional awards may be issued under the 2018 Equity Incentive Plan and all outstanding awards are settleable at a ratio of 1.25 shares of the Class A common stock for each restricted equity unit.

During the third calendar quarter of 2020, 6,438 units were granted to a director subject to a performance condition. The performance condition was met upon public listing in June 2023 and expense for vested units was recognized in June of 2023 in the amount of $5.2 million. The recognition of the remaining compensation cost will be recognized over the remaining vesting period. Total recognized compensation cost related to these awards for the years ended March 31, 2025 and 2024 is approximately $0.3 million and $6.1 million, respectively. The originally granted units were increased at a rate of one-to-1.25 units, or by 1,610 units, upon public listing and effectiveness of the 2023 Incentive Plan. All compensation cost related to this award was recognized by September 30, 2024.

2023 Incentive Plan

On June 6, 2023, the Company’s Board adopted the 2023 Incentive Plan, which was approved by the Company’s stockholders. Under the 2023 Incentive Plan, Ben is permitted to grant equity awards in the form of restricted stock units (“RSUs”), stock options, and other types of awards. Subject to certain adjustments, the aggregate number of shares of Class A common stock expected to be issuable under the 2023 Incentive Plan in respect of awards will be equal to 15% of the aggregate number of fully diluted shares issued and outstanding, subject to quarterly adjustment. Settled awards under the 2023 Incentive Plan dilute common stockholders. All awards are classified in equity upon issuance.

Awards are generally subject to service-based vesting over a multi-year period from the recipient’s grant date, though some awards may fully vest upon grant date, or be subject to performance conditions. While providing services to Ben, if applicable, certain of these awards are subject to minimum retained ownership rules requiring the award recipient to continuously hold RSUs equal to at least 15% of their cumulatively granted awards.

During the year ended March 31, 2025, 817,619 RSUs were awarded to certain employees of the Company, which fully vested on the date of grant. The Company expensed the full grant date fair value of the RSUs of approximately $2.4 million during the year ended March 31, 2025. Additionally, during the year ended March 31, 2025, the Company granted two directors (i) 100,000 stock options, each with an exercise price of $1.23 and $0.82 per share of Class A common stock, which vest ratably over two years, and (ii) 138,212 and 207,317 RSUs, which vest ratably over one year. The stock options have a grant date fair value of $0.97 and $0.78, calculated using a Black Scholes option pricing model.

Preferred Equity

On April 1, 2022, a certain director was assigned BCH Preferred A-1 with a grant date of December 31, 2021 and having an account balance of $5.7 million (the “Initial Grant”). Further, effective as of April 3, 2022, the director was assigned additional BCH Preferred A-1 (the “Additional Grant” and together with the Initial Grant, the “BHI Grants”) with a grant date of December 31, 2021 and having an account balance of $3.8 million. The Initial Grant is subject to a service condition, which requires compensation cost to be recognized over the explicit, substantive service vesting period that extends after the grant date. The Additional Grant was fully vested upon issuance.

In order to provide that certain director with cash to cover any tax liability arising from the BHI Grants, BCH and the director entered into a Unit Account Redemption Agreement, effective as of April 3, 2022, whereby BCH was required to purchase and redeem from that certain director all of the BCH Preferred A-1 granted to the director pursuant to the BHI Tax Grant for a purchase price of $3.8 million, in cash. Such redemption occurred in full on June 10, 2022.

Commissions

Certain of our employees’ commission compensation is paid in the form of common stock. Such shares granted to employees are subject to service-based vesting conditions over a multi-year period from the recipient’s grant date. Awards granted through June 8, 2023 were also subject to a performance condition, which was met on June 8, 2023 when Ben became publicly listed.

The following table summarizes the award activity, in units, for the BMP and Ben Equity Incentive Plans during the years ended March 31, 2025 and 2024:

	BMP		RSU
(units in thousands)	Units	Weighted Average Grant Date Fair Value per Unit	Units	Weighted Average Grant Date Fair Value per Unit
Balance, March 31, 2023	438	$9.94	22	$800.00
Granted during the period	—	—	51	218.40
Vested during the period	(287)	9.75	(40)	400.78
Forfeited during the period	(34)	10.18	(7)	397.28
Balance, March 31, 2024	117	$10.34	26	$375.47
Granted during the period	—	—	1,170	2.33
Vested during the period	(68)	10.11	(1,001)	6.81
Forfeited during the period	(25)	10.67	(3)	331.02
Balance, March 31, 2025	24	$10.67	192	$21.94

The following table presents the components of share-based compensation expense, included in employee compensation and benefits, recognized in the consolidated statements of comprehensive income (loss) for the years ended March 31, 2025 and 2024:

	Year Ended March 31,
(dollars in thousands)	2025	2024
BMP equity units	$383	$1,854
Restricted stock units	5,132	18,415
Preferred equity	—	858
Other(1)	134	17,976
Total share-based compensation	$5,649	$39,103

(1)	The year ended March 31, 2024 includes $15.0 million of compensation recognized related to the BCG Recapitalization and $3.0 million recognized for equity based compensation issued to employees for Ben Liquidity transactions.

Unrecognized share-based compensation expense totaled $3.2 million as of March 31, 2025, which we expect to recognize based on scheduled vesting of awards outstanding at March 31, 2025. The following table presents the share-based compensation expense expected to be recognized over the next five fiscal years ending March 31 for awards outstanding as of March 31, 2025:

(dollars in thousands)	BMP	RSU	Total
2026	$151	$1,893	$2,044
2027	—	819	819
2028	—	345	345
2029	—	—	—
2030	—	—	—
Total	$151	$3,057	$3,208
Weighted-average period to be recognized	0.76	1.95